CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income (Loss)	$ 2,022	$ (6,517)
Other Comprehensive Income
Unrealized gains on securities during the period	948	3,129
Less: reclassification adjustment for gains included in net income	(663)	(251)
Other Comprehensive Income (Loss), before tax	285	2,878
Income tax expense (benefit) related to other comprehensive Income	97	979
Other Comprehensive Income	188	1,899
COMPREHENSIVE INCOME (LOSS)	$ 2,210	$ (4,618)